Equity (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Equity

The Company recognizes dividend payment as liability when this distribution is authorized and ceases to be an option of the company or when provided for by Law. Under current corporation law, a distribution is authorized when approved by the shareholders and the corresponding amount is directly recognized under equity. The corporation law also establishes the requirement to pay a mandatory minimum dividend, after adjustments have been made to the profit earned in the year and allocation of reserves also provided for in article 202 of the Corporations Law.